Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
Schedule of Discontinued Operations

The assets and liabilities associated with the Discontinued Operations consisted of the following as of December 31, 2024 and 2023, respectively:

(In thousands)	December 31, 2024	December 31, 2023
Assets
Current assets:
Accounts receivable, net	$318	$1,149
Inventory, net	1,079	18,170
Prepaid expenses and other current assets	1,199	3,749
Current assets of discontinued operations	2,596	23,068
Loan receivable, net	—	11,583
Property and equipment, net	186	7,734
Operating lease right-of-use assets	504	1,803
Other non-current assets	25	141
Non-current assets of discontinued operations	715	21,261
Total assets of discontinued operations	$3,311	$44,329

Current liabilities:
Accounts payable	$1,249	$18,699
Accrued expenses and other current liabilities	5,207	9,986
Operating lease liabilities, current	261	599
Related party debt, current	—	—
Customer deposits	2,525	4,019
Current liabilities of discontinued operations	9,242	33,303
Operating lease liabilities, net of current	257	1,394
Long-term debt, net of current	—	—
Non-current liabilities of discontinued operations	257	1,394
Total liabilities	$9,499	$34,697

The following table summarizes the Company’s loss from the Discontinued Operations for the years ended December 31, 2024 and 2023, respectively:

	For the year ended December 31,
(In thousands)	2024	2023
Revenue	$10,212	$16,868
Cost of goods sold	13,487	11,590
Gross (loss) profit	(3,275)	5,278

Selling, general and administrative	8,748	11,655
Research and development	743	2,295
Gain on settlement of contingent liabilities	(5,935)	—
(Gain) loss on disposal on property and equipment	(38)	144
Total operating expenses	3,518	14,094

Operating loss from discontinued operations	(6,793)	(8,816)

Other Income (Expense)
Interest expense, net	—	295
Loss on disposal of Cultivation business	(11,893)	—
Other income, net	169	1,802
Total other expense	(11,724)	2,097

Net loss from discontinued operations	(18,517)	(6,719)
Income tax effect on discontinued operations	—	—
Loss from discontinued operations, net of income taxes	(18,517)	(6,719)
The following table summarizes the depreciation and amortization of long-lived assets, provisions for credit losses, adjustments to the net realizable value of inventories, and capital expenditures and disposals related to the Discontinued Operations for the years ended December 31:
	2024	2023
Depreciation and amortization	$1,421	$1,896
Recovery of credit losses	(336)	(15,261)
Recovery of slow-moving inventory	(747)	(14,823)
Purchases of property and equipment	(4)	(59)
Proceeds from disposal of property and equipment	20	311